CAPITAL LEASE OBLIGATIONS (Narrative) (Details) (USD $)	0 Months Ended
	Jun. 30, 2014 BCL-Equipment Leasing LLC [Member]	Jul. 10, 2014 Nations Equipment Finance [Member]
Capital Leased Assets [Line Items]
Purchase price for property sold	$ 828,546	$ 1,209,908
Deferred gain on sale of property	49,579	84,804
Gain on sale of assets	6,197	10,600
Capital lease obligation, financing fees	$ 32,347	$ 75,000